Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Profit (loss) for the period	$ 475,537	$ (14,961)
Adjustments to reconcile profit (loss) for the period to net cash provided by operating activities:
Net finance expense	43,851	44,123
Depreciation	165,170	165,205
Other operating gains	(4,596)	(3,225)
Loss on lease terminations	431	0
Amortization of acquired time charters	(2,806)	(5,045)
Contingent rental income	(623)	(3,606)
Gain on marketable securities	58,359	7,677
Share of results from associated company	(14,243)	724
Stock option expense	4,700	185
Other, net	674	0
Changes in operating assets and liabilities:
Trade accounts receivable	(59,581)	(22,449)
Other receivables	(6,351)	7,216
Inventories	(26,410)	(22,929)
Voyages in progress	(72,146)	(3,787)
Prepaid expenses and accrued income	(5,356)	(1,174)
Other current assets	(1,435)	(1,128)
Trade accounts payable	5,667	(5,533)
Accrued expenses	30,022	(3,485)
Related party balances	(6,813)	18,968
Other current liabilities	678	135
Change in restricted cash	0	14,928
Other	(387)	(2,816)
Interest paid	(83,039)	(60,477)
Debt issuance costs paid	(4,349)	(8,050)
Interest received	5,094	119
Net cash provided by operating activities	385,330	85,261
Investing activities
Additions to newbuildings, vessels and equipment	(335,815)	(473,761)
Purchase of shares	0	(357)
Proceeds from sale of vessels	80,000	80,000
Investment in associated company	(1,505)	0
Net cash inflow on sale of subsidiary	0	5,625
Proceeds from sale of marketable securities	0	14,074
Net cash used in investing activities	(257,320)	(374,419)
Financing activities
Net proceeds from issuance of shares	0	52,447
Proceeds from issuance of debt	651,248	403,868
Repayment of debt	(597,834)	(219,521)
Repayment of obligations under leases	(2,123)	(9,284)
Lease termination payments	(4,456)	0
Cash dividends paid	(33,393)	0
Net cash provided by financing activities	13,442	227,510
Net change in cash and cash equivalents	141,452	(61,648)
Cash and cash equivalents at beginning of year	113,073	174,721
Cash and cash equivalents at end of year	254,525	113,073
Supplemental disclosure of cash flow information:
Income taxes paid	$ 199	$ 4,986